Interim Condensed Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current Assets
Cash	$ 1,148,607	$ 268,409
Trade receivables	13,928	3,085
Taxes recoverable	2,634	1,954
Inventories	8,976	9,418
Prepaid expenses and other current assets	5,174	4,054
Total Current Assets	1,179,319	286,920
Mining assets	365,703	266,439
Tailings inventory	33,381	33,392
Derivative asset	45,268
Deferred tax assets	2,218	2,219
Other assets	596	762
Total Non Current Assets	447,166	302,812
Total Assets	1,626,485	589,732
Current Liabilities
Accounts payable and accrued liabilities	74,626	33,357
Deferred revenue	5,948	3,071
Warrant liabilities		1,938
Current derivative liabilities	13,251	8,112
Current portion of long-term debt	41,346	27,267
Total Current Liabilities	135,171	73,745
Long-term debt	769,529	134,846
Non-current derivative liabilities	139,093
Restoration provision and other liabilities	22,626	23,315
Deferred tax liabilities	15	15
Total Non Current Liabilities	931,263	158,176
Total Liabilities	1,066,434	231,921
Shareholders’ Equity
Share capital	581,864	568,042
Commitment to issue shares		60,748
Equity portion of convertible debentures	508	508
Contributed surplus	14,121	18,474
Accumulated other comprehensive income (loss)	18,924	(7,827)
Deficit	(55,366)	(282,134)
Total Shareholders’ Equity	560,051	357,811
Total Liabilities and Shareholders’ Equity	$ 1,626,485	$ 589,732